Annual Total Returns - FidelityNewYorkMunicipalIncomeFund-AMCIZPRO - FidelityNewYorkMunicipalIncomeFund-AMCIZPRO - Fidelity New York Municipal Income Fund	Mar. 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Oct. 02, 2018
Fidelity Advisor New York Municipal Income Fund - Class A
Bar Chart Table:
Annual Return 2014	9.07%
Annual Return 2015	3.32%
Annual Return 2016	(0.19%)
Annual Return 2017	4.96%
Annual Return 2018	0.15%
Annual Return 2019	7.46%
Annual Return 2020	3.73%
Annual Return 2021	2.43%
Annual Return 2022	(10.64%)
Annual Return 2023	7.16%